Financial risk management (Details Narrative) - USD ($)		12 Months Ended
	Mar. 12, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Mar. 10, 2026	Oct. 30, 2022
IfrsStatementLineItems [Line Items]
Unbilled receivables		$ 1,097,268
Loss rate percentage		2.99%
Expected credit loss		$ 32,780
Amount recognised in profit or loss		682,313
Impairment losses on financial assets		734,011
Remeasurement of financial item		51,698
Deferred consideration payable in twelve months		7,200,000
Deferred consideration payable in twenty-four months		$ 4,800,000
Loans interest rate		9.50%			9.00%
Interest amount	$ 115,200
Interest rate		2.65%
Borrowings		$ 23,331,928	3,618,446
Insurance premium funding and loans from external parties		$ 662,624
VIS Networks Private Limited [Member]
IfrsStatementLineItems [Line Items]
Interest rate		2.65%				2.65%
Borrowings		$ 2,252,236
Loan against property		$ 1,965,820
Streeterville promissory notes [member]
IfrsStatementLineItems [Line Items]
Loans interest rate		9.00%
Note 1 [member]
IfrsStatementLineItems [Line Items]
Effective interest rate, per annum		28.78%
Principal outstanding amount		$ 7,115,000
Effective interest rate		12.00%
Note 2 [member]
IfrsStatementLineItems [Line Items]
Effective interest rate, per annum		28.83%
Principal outstanding amount		$ 2,190,000
Advaitha note purchase agreement [member]
IfrsStatementLineItems [Line Items]
Loans interest rate		14.40%
Interest amount		$ 115,200
Principal outstanding amount		$ 9,600,000
Convertible notes [member]
IfrsStatementLineItems [Line Items]
Loans interest rate		10.00%
Borrowings		$ 6,869	$ 49,355
Five large customers [member]
IfrsStatementLineItems [Line Items]
Credit risk percentage		38.00%